Finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance costs.
Summary of finance costs

	Years Ended December 31,
in €‘000	2024	2023	2022
Interest expense
Accrued interest on license fee payables	71,892	27,369	17,282
Interest on loans and borrowings	5,280	3,745	22,121
Other interest expense	298	337	634
Other finance costs
Other finance costs	1,400	2,280	1,410
Total	78,870	33,731	41,447